SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	December 29,	December 30,
	2017	2016
BMO Harris Bank Master Control Operating Account	$14,414,000	$22,658,000
Cash on hand in business checking accounts	10,000	10,000
	$14,424,000	$22,668,000

Schedule of contracts by reportable segment and type of contract

Segment	Contract Type	Revenue Recognition Method
	Time-and-materials	Time-and-materials
Energy	Unit-based	Unit-based
	Software license	Unit-based
	Fixed price	Percentage-of-completion
	Time-and-materials	Time-and-materials
Engineering and Consulting	Unit-based	Unit-based
	Fixed price	Percentage-of-completion
	Service-related	Proportional performance

Schedule of the estimated useful lives used to calculate depreciation and amortization

Category	Estimated Useful Life
Furniture and fixtures	5	years
Computer hardware	2	years
Computer software	3	years
Automobiles and trucks	3	years
Field equipment	5	years